Reinsurance - Summary of the composition of pool of assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Effects of Reinsurance [Line Items]
Bonds available for sale	$ 156,793	$ 198,568
Fixed maturity securities - fair value option	3,769	2,082
Loans	45,166	39,884
Investment real estate	1,831	2,349
Short-term Investments	4,400	5,471
Derivative assets net, carrying value	299	684
Fair Value	3,252	7,267
Other assets	2,852	3,303
Total assets	364,217	416,212
Carrying Value
Effects of Reinsurance [Line Items]
Short-term Investments	3,043	4,016
Other assets	12	7
Private equity funds/hedge funds
Effects of Reinsurance [Line Items]
Private equity funds/hedge funds	8,014	7,527
Commercial Mortgages
Effects of Reinsurance [Line Items]
Loans	32,993	30,528
Policy loans
Effects of Reinsurance [Line Items]
Loans	1,750	1,832
Fortitude Holdings
Effects of Reinsurance [Line Items]
Derivative asset, fair value of collateral	189	387
Fortitude Holdings | Carrying Value
Effects of Reinsurance [Line Items]
Bonds available for sale	16,339	27,180
Fixed maturity securities - fair value option	3,485	1,593
Investment real estate	133	201
Short-term Investments	69	50
Funds withheld investment assets	25,764	34,189
Derivative assets net, carrying value	90	81
Other assets	731	476
Total assets	26,585	34,746
Fortitude Holdings | Fair Value
Effects of Reinsurance [Line Items]
Bonds available for sale	16,339	27,180
Fixed maturity securities - fair value option	3,485	1,593
Investment real estate	348	395
Short-term Investments	69	50
Funds withheld investment assets	25,730	34,587
Fair Value	90	81
Other assets	731	476
Total	26,551	35,144
Fortitude Holdings | Private equity funds/hedge funds | Carrying Value
Effects of Reinsurance [Line Items]
Private equity funds/hedge funds	1,893	1,606
Fortitude Holdings | Private equity funds/hedge funds | Fair Value
Effects of Reinsurance [Line Items]
Private equity funds/hedge funds	1,893	1,606
Fortitude Holdings | Commercial Mortgages | Carrying Value
Effects of Reinsurance [Line Items]
Loans	3,490	3,179
Fortitude Holdings | Commercial Mortgages | Fair Value
Effects of Reinsurance [Line Items]
Mortgage and other loans receivable	3,241	3,383
Fortitude Holdings | Policy loans | Carrying Value
Effects of Reinsurance [Line Items]
Loans	355	380
Fortitude Holdings | Policy loans | Fair Value
Effects of Reinsurance [Line Items]
Mortgage and other loans receivable	$ 355	$ 380